Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions
Greene County Acquisition
In the second quarter of 2015, the Company received $15.8 million from Chesapeake Appalachia, L.L.C. and its partners as a result of the finalization of the purchase price related to our acquisition of 19,000 net acres and 12 developed Marcellus wells in southwestern Greene County, Pennsylvania for approximately $329.5 million. The accounting for this business combination was final in the third quarter of 2015.